Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (1,212,315)	$ (2,010,824)	$ (10,615,035)	$ (15,202,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization				3,990
Equity-based compensation	1,626	335,922	1,708,218	4,053,123
Inventory write-down	110,366		1,844,210
Allowance for doubtful accounts		15,000	37,733
Changes in operating assets and liabilities
Accounts receivable	123,119	29,073	87,216	(51,157)
Accounts receivable – related party				153,075
Insurance recovery receivable		804,907	804,907	(804,907)
Receivables with recourse				146,314
Related party receivables				376,000
Due from employee				(37,733)
Inventories	55,175	228,360	1,514,115	(3,537,138)
Prepaid expenses and other	11,078	(76,339)	605,268	189,776
Deferred offering costs	(22,850)
Accounts payable	591,501	188,141	(79,867)	172,488
Accrued compensation		(420,413)	(420,413)	3,999
Settlement payable		(1,250,000)	(664,024)	1,250,000
Accrued expenses	6,877	103,439	345,923	210,065
Accrued expenses – related parties		(30,000)	29,333	(249,617)
Deferred revenue	2,609	(9,075)	(6,593)	(3,750)
Related party payables				(200,272)
Net cash used in operating activities	(332,814)	(2,091,809)	(4,809,009)	(13,528,251)
Cash flows from investing activities
Equity investment			(500,000)
Net cash used in investing activities			(500,000)
Cash flows from financing activities
Proceeds from note payable	15,000
Payments of related party notes payable				(216,000)
Payments of outstanding secured borrowings				(171,069)
Proceeds from issuance of Series B preferred stock – net of issuance costs	90,325		950,000
Payments for deferred offering costs				(68,286)
Proceeds from rights offering – net of issuance costs		2,615,014	2,615,014
Net cash provided by financing activities	105,325	2,615,014	3,565,014	(455,355)
Net (decrease) increase in cash and restricted cash	(227,489)	523,205	(1,743,995)	(13,983,606)
Cash and restricted cash – beginning of period	336,340	2,080,335	2,080,335	16,063,941
Cash and restricted cash – end of period	108,851	2,603,540	336,340	2,080,335
Supplemental disclosure of non-cash investing and financing activities
Accrued Series A dividends	$ 30,000		$ 41,867